Prepaid expenses and other current assets	12 Months Ended
Dec. 31, 2022
Prepaid expenses and other current assets [Abstract]
Prepaid expenses and other current assets

6    Prepaid expenses and other current assets

Prepaid expenses and other current assets consist of the following:

	As of December 31
	2022	2021
Advanced income and non-income taxes	648,729	676,276
Deposits	349,041	342,157
Prepaid expenses	913,101	743,006
Contract assets	283,772	266,195
Advance to related party (note 28)	1,797,313	—
Promissory note*	686,690	—
Other receivables	284,622	222,669
	4,963,268	2,250,303

____________

*        KludeIn issued a promissory note dated as of November 18, 2022, in the aggregate principal amount of up to $686,690, to the Company to be drawn down in two instalments with $343,345 being the first installment in November 2022. No interest shall accrue on promissory note and these are payable by the KludeIn on the earlier of (a) the date that KludeIn consummates the initial business combination and (b) the date of the liquidation of the KludeIn.